[Letthead ING U.S. Legal Services]

J. Neil McMurdie
Counsel
(860) 273-1672
Fax: (860) 273-3227

September 5, 2002	Via EDGARLink

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	MFS ReliaStar Variable Account: File No. 811-02997; CIK No. 0000314853
ReliaStar Select Variable Account: File No. 811-03341; CIK No. 0000356778
ReliaStar Select*Life Variable Account: File No. 811-04208; CIK No. 0000897899
ReliaStar United Services Variable Life Separate Account I: File No. 811-04855; CIK No. 0000802978
Northstar Variable Account: File No. 811-08224; CIK No. 0000916201

Ladies and Gentlemen:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), each above-referenced unit investment trust is registered under the Act and recently mailed to its contract owners the semi-annual reports for the underlying management investment companies (the "Underlying Funds"). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their semi-annual reports with the Commission via EDGARLink. Those filings are incorporated herein by reference.

Please do not hesitate to call me at 860.273.1672 with any questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie